Significant Accounting Policies and Recent Accounting Pronouncements, Insurance Claims (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance Claims [Abstract]
Provision for credit losses	$ 0	$ 0